Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Ordinary shares, shares issued		37,500,000
Ordinary shares, shares outstanding		9,375,000
Xos, Inc. [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	65,794	65,794
Ordinary shares, shares issued	37,002	36,943
Ordinary shares, shares outstanding	37,002	36,943
Redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares issued	26,722	1,412
Redeemable convertible preferred stock, shares outstanding	26,722	1,412
Redeemable convertible preferred stock, shares Authorized		25,794
Redeemable convertible preferred stock, series A shares authorized	27,041	27,041
Common Stock | Xos, Inc. [Member]
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		65,794	65,794	65,794
Ordinary shares, shares issued		36,943	36,822	23,610
Ordinary shares, shares outstanding		36,943	36,822	23,610
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	5,314,068	4,547,586
Ordinary shares, shares outstanding	5,314,068	4,547,586
Class A ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares subject to possible redemption	32,185,932	32,952,414
Class A ordinary share, per share (in Dollars per share)	$ 10.00	$ 10.00
Class A Ordinary Shares | Xos, Inc. [Member]
Preference shares, shares issued		1,411,764
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	9,375,000	9,375,000
Ordinary shares, shares outstanding	9,375,000	9,375,000